Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature
Summary of administrative, research and development expenses

	2023	2022	2021
	£ 000	£ 000	£ 000
Research and development staff costs	23,830	17,580	12,913
Research and development consultancy	16,193	18,004	4,678
Research and development components, parts and tooling	25,350	13,545	6,700
Total research and development expenses	65,373	49,129	24,291
Administrative staff costs	9,616	8,014	3,317
Share based payment expenses (note 23)	8,816	23,189	111,996
Warrant expenses	—	—	111,611
Consultancy costs	1,914	2,479	13,144
Legal and financial advisory costs	2,296	2,949	7,350
HR advisory and recruitment costs	968	2,089	2,150
IT hardware and software costs	6,314	4,348	1,506
Related party administrative expenses	83	83	108
Insurance expenses	2,110	2,698	195
Marketing costs	688	1,728	3,918
Other administrative expenses	3,512	2,042	1,105
Premises expenses	1,870	1,614	360
Depreciation expense	892	577	377
Amortization expense	1,164	1,195	387
Depreciation on right of use property assets	658	411	176
Goodwill impairment	—	1,473	—
Stamp Duty		—	6,669
Total administrative expenses	40,900	54,889	264,369
Total administrative & research and development expenses	106,274	104,018	288,660

Summary of share based payment expense

	2023	2022	2021
	£ 000	£ 000	£ 000
Enterprise Management Incentive	732	7,858	156
2021 Incentive Plan	8,084	14,512	—
Issuance of Z-Shares to American	—	—	16,739
Capital reorganization	—	—	84,712
Issuance of shares to suppliers and partners	—	819	10,389
	8,816	23,189	111,996

Summary of calculation of fair value of Z-Shares

	Business combination	Business combination does
	completes	not complete
	£’000	£’000
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

Summary of capital reorganization

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152